FINANCIAL ASSETS AT AMORTISED COST (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Tables) [Line Items]
Schedule of Retail Mortgages
Movements in Retail mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
At 1 January 2020	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Exchange and other adjustments[1]	—	—	—	(8)	(8)	—	—	—	21	21
Transfers to Stage 1	2,418	(2,414)	(4)		—	17	(17)	—		—
Transfers to Stage 2	(16,463)	16,882	(419)		—	(4)	22	(18)		—
Transfers to Stage 3	(199)	(974)	1,173		—	—	(35)	35		—
Impact of transfers between stages	(14,244)	13,494	750		—	(15)	198	66		249
						(2)	168	83		249
Other changes in credit quality						63	(26)	(23)	167	181
Additions (repayments)	8,619	(1,411)	(375)	(1,156)	5,677	14	(15)	(13)	(30)	(44)
Methodology and model changes						6	60	24	—	90
Charge to the income statement						81	187	71	137	476
Advances written off			(37)	(39)	(76)			(37)	(39)	(76)
Recoveries of advances written off in previous years			15	—	15			15	—	15
Discount unwind								20	—	20
At 31 December 2020	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Allowance for impairment losses	(104)	(468)	(191)	(261)	(1,024)
Net carrying amount	251,314	28,550	1,668	12,250	293,782
1Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets.
Movements in Retail mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
At 1 January 2019	257,797	13,654	1,393	15,391	288,235	37	226	118	78	459
Exchange and other adjustments[1]	(1)	—	2	283	284	—	—	—	283	283
Acquisition of portfolios	3,694	—	—	—	3,694
Transfers to Stage 1	3,060	(3,057)	(3)		—	17	(17)	—		—
Transfers to Stage 2	(7,879)	8,242	(363)		—	(13)	33	(20)		—
Transfers to Stage 3	(427)	(472)	899		—	(5)	(21)	26		—
Impact of transfers between stages	(5,246)	4,713	533		—	(15)	104	39		128
						(16)	99	45		128
Other changes in credit quality						6	10	(33)	(106)	(123)
Additions (repayments)	799	(1,432)	(416)	(1,934)	(2,983)	(4)	(20)	(16)	(87)	(127)
Methodology and model changes						—	(34)	(10)	—	(44)
Charge to the income statement						(14)	55	(14)	(193)	(166)
Advances written off			(35)	(54)	(89)			(35)	(54)	(89)
Recoveries of advances written off in previous years			29	28	57			29	28	57
Discount unwind								24	—	24
At 31 December 2019	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Allowance for impairment losses	(23)	(281)	(122)	(142)	(568)
Net carrying amount	257,020	16,654	1,384	13,572	288,630
1Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets.

Schedule of Undrawn Balances
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Undrawn balances
At 1 January 2020	95	77	5	—	177
Exchange and other adjustments	(6)	(1)	—	—	(7)
Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(11)	11	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(10)	102	10		102
	(3)	88	17		102
Other items charged to the income statement	126	70	(9)	—	187
Charge to the income statement	123	158	8	—	289
At 31 December 2020	212	234	13	—	459
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Undrawn balances
At 1 January 2019	123	64	6	—	193
Exchange and other adjustments	—	(1)	—	—	(1)
Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(4)	4	—		—
Transfers to Stage 3	(1)	(3)	4		—
Impact of transfers between stages	(17)	24	(1)		6
	(3)	6	3		6
Other items charged to the income statement	(25)	8	(4)	—	(21)
Charge to the income statement	(28)	14	(1)	—	(15)
At 31 December 2019	95	77	5	—	177

Schedule of Impairment

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Impact of transfers between stages	(169)	940	698	—	1,469
Other changes in credit quality	946	22	1,192	167	2,327
Additions (repayments)	98	177	(48)	(30)	197
Methodology and model changes	(44)	170	26	—	152
Other items	—	—	10	—	10
	1,000	369	1,180	137	2,686
Total impairment	831	1,309	1,878	137	4,155

In respect of:
Loans and advances to banks	5	—	—	—	5
Loans and advances to customers	697	1,151	1,865	137	3,850
Debt securities	1	—	—	—	1
Financial assets at amortised cost	703	1,151	1,865	137	3,856
Other assets	—	—	5	—	5
Impairment charge on drawn balances	703	1,151	1,870	137	3,861
Loan commitments and financial guarantees	123	158	8	—	289
Financial assets at fair value through other comprehensive income	5	—	—	—	5
Total impairment	831	1,309	1,878	137	4,155

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	—	604
Other changes in credit quality	4	1	899	(106)	798
Additions (repayments)	94	(39)	(84)	(87)	(116)
Methodology and model changes	33	(27)	8	—	14
Other items	(4)	—	—	—	(4)
	127	(65)	823	(193)	692
Total impairment	110	24	1,355	(193)	1,296

In respect of:
Loans and advances to banks	—	—	—	—	—
Loans and advances to customers	139	10	1,351	(193)	1,307
Financial assets at amortised cost	139	10	1,351	(193)	1,307
Other assets	—	—	5	—	5
Impairment charge on drawn balances	139	10	1,356	(193)	1,312
Loan commitments and financial guarantees	(28)	14	(1)	—	(15)
Financial assets at fair value through other comprehensive income	(1)	—	—	—	(1)
Total impairment	110	24	1,355	(193)	1,296

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2018
Impact of transfers between stages	(12)	51	446	—	485
Other changes in credit quality	(20)	(47)	541	69	543
Additions (repayments)	18	(82)	43	(69)	(90)
Methodology and model changes	(71)	(21)	72	—	(20)
Other items	(13)	—	32	—	19
	(86)	(150)	688	—	452
Total impairment	(98)	(99)	1,134	—	937

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	(66)	(51)	1,139	—	1,022
Financial assets at amortised cost	(65)	(51)	1,139	—	1,023
Other assets	—	—	1	—	1
Impairment charge on drawn balances	(65)	(51)	1,140	—	1,024
Loan commitments and financial guarantees	(19)	(48)	(6)	—	(73)
Financial assets at fair value through other comprehensive income	(14)	—	—	—	(14)
Total impairment	(98)	(99)	1,134	—	937
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks	6	—	—	—	6
Loans and advances to customers:
Retail mortgages	104	468	191	261	1,024
Other	1,268	1,677	1,791	—	4,736
	1,372	2,145	1,982	261	5,760
Debt securities	1	—	2	—	3
Financial assets at amortised cost	1,379	2,145	1,984	261	5,769
Other assets	—	—	19	—	19
Provisions in relation to loan commitments and financial guarantees	212	234	13	—	459
Total	1,591	2,379	2,016	261	6,247
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	—	—	—	—	—
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks	2	—	—	—	2
Loans and advances to customers:
Retail mortgages	23	281	122	142	568
Other	652	714	1,325	—	2,691
	675	995	1,447	142	3,259
Debt securities	—	—	3	—	3
Financial assets at amortised cost	677	995	1,450	142	3,264
Other assets	—	—	14	—	14
Provisions in relation to loan commitments and financial guarantees	95	77	5	—	177
Total	772	1,072	1,469	142	3,455
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	—	—	—	—	—

Financial assets at amortised cost, category
FINANCIAL ASSETS AT AMORTISED COST (Tables) [Line Items]
Schedule of Debt Securities and Loans and Advances to Banks and Customers
Year ended 31 December 2020

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks
At 1 January 2020	9,777	—	—	—	9,777	2	—	—	—	2
Exchange and other adjustments	50	—	—	—	50	(1)	—	—	—	(1)
Additions (repayments)	925	—	—	—	925	—	—	—	—	—
Charge to the income statement						5	—	—	—	5
At 31 December 2020	10,752	—	—	—	10,752	6	—	—	—	6
Allowance for impairment losses	(6)	—	—	—	(6)
Net carrying amount	10,746	—	—	—	10,746

Loans and advances to customers
At 1 January 2020	449,975	28,543	6,015	13,714	498,247	675	995	1,447	142	3,259
Exchange and other adjustments[1]	1,308	(59)	(422)	(8)	819	—	(1)	54	21	74
Transfers to Stage 1	4,972	(4,956)	(16)		—	146	(143)	(3)		—
Transfers to Stage 2	(28,855)	29,467	(612)		—	(218)	268	(50)		—
Transfers to Stage 3	(1,633)	(2,031)	3,664		—	(9)	(156)	165		—
Impact of transfers between stages	(25,516)	22,480	3,036		—	(85)	883	569		1,367
						(166)	852	681		1,367
Other changes in credit quality						857	(16)	1,196	167	2,204
Additions (repayments)	8,176	695	(802)	(1,156)	6,913	50	145	(38)	(30)	127
Methodology and model changes						(44)	170	26	—	152
Charge to the income statement						697	1,151	1,865	137	3,850
Advances written off			(1,587)	(39)	(1,626)			(1,587)	(39)	(1,626)
Recoveries of advances written off in previous years			250	—	250			250	—	250
Discount unwind								(47)	—	(47)
At 31 December 2020	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760
Allowance for impairment losses	(1,372)	(2,145)	(1,982)	(261)	(5,760)
Net carrying amount	432,571	49,514	4,508	12,250	498,843

Debt securities
At 1 January 2020	5,544	—	3	—	5,547	—	—	3	—	3
Exchange and other adjustments	(21)	—	—	—	(21)	—	—	—	—	—
Additions (repayments)	(117)	—	—	—	(117)	—	—	—	—	—
Charge to the income statement						1	—	—	—	1
Financial assets that have been written off during the year			(1)	—	(1)			(1)	—	(1)
At 31 December 2020	5,406	—	2	—	5,408	1	—	2	—	3
Allowance for impairment losses	(1)	—	(2)	—	(3)
Net carrying amount	5,405	—	—	—	5,405
Total financial assets at amortised cost	448,722	49,514	4,508	12,250	514,994
1Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets.
Year ended 31 December 2019

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks
At 1 January 2019	6,282	3	—	—	6,285	2	—	—	—	2
Exchange and other adjustments	(218)	—	—	—	(218)	—	—	—	—	—
Additions (repayments)	3,713	(3)	—	—	3,710	—	—	—	—	—
At 31 December 2019	9,777	—	—	—	9,777	2	—	—	—	2
Allowance for impairment losses	(2)	—	—	—	(2)
Net carrying amount	9,775	—	—	—	9,775

Loans and advances to customers
At 1 January 2019	441,531	25,345	5,741	15,391	488,008	525	994	1,553	78	3,150
Exchange and other adjustments[1]	(498)	(34)	47	283	(202)	11	(9)	27	283	312
Acquisition of portfolios	3,694	—	—	—	3,694
Transfers to Stage 1	6,318	(6,286)	(32)		—	229	(222)	(7)		—
Transfers to Stage 2	(13,084)	13,516	(432)		—	(53)	92	(39)		—
Transfers to Stage 3	(1,540)	(1,440)	2,980		—	(15)	(140)	155		—
Impact of transfers between stages	(8,306)	5,790	2,516		—	(175)	353	420		598
						(14)	83	529		598
Other changes in credit quality						29	—	911	(106)	834
Additions (repayments)	13,554	(2,558)	(858)	(1,934)	8,204	91	(46)	(97)	(87)	(139)
Methodology and model changes						33	(27)	8	—	14
Charge to the income statement						139	10	1,351	(193)	1,307
Advances written off			(1,828)	(54)	(1,882)			(1,828)	(54)	(1,882)
Recoveries of advances written off in previous years			397	28	425			397	28	425
Discount unwind								(53)	—	(53)
At 31 December 2019	449,975	28,543	6,015	13,714	498,247	675	995	1,447	142	3,259
Allowance for impairment losses	(675)	(995)	(1,447)	(142)	(3,259)
Net carrying amount	449,300	27,548	4,568	13,572	494,988

Debt securities
At 1 January 2019	5,238	—	6	—	5,244	—	—	6	—	6
Exchange and other adjustments	(94)	—	(2)	—	(96)	—	—	(2)	—	(2)
Additions (repayments)	400	—	—	—	400	—	—	—	—	—
Financial assets that have been written off during the year			(1)	—	(1)			(1)	—	(1)
At 31 December 2019	5,544	—	3	—	5,547	—	—	3	—	3
Allowance for impairment losses	—	—	(3)	—	(3)
Net carrying amount	5,544	—	—	—	5,544
Total financial assets at amortised cost	464,619	27,548	4,568	13,572	510,307
1Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets.